Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of hedging financial instruments

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets- current
Fair value hedges
Interest rate futures contracts	$—	$2.3
Cash flow hedges
Forward interest rate contracts	13.5	—

	$13.5	$2.3

Financial liabilities- current
Fair value hedges

Interest rate futures contracts	$9.6	$0.8

Interest rate risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2021

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$53.9	March 2022

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 4,079.3	$ 9.6
December 31, 2022

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$74.3	March 2023

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 4,008.2	$ (1.5)
The effect for the years ended December 31, 2020, 2021 and 2022 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Interest rate futures contracts - US Treasury futures	$(353.6)	$148.8	$284.0
Hedged Items
Financial assets at FVTOCI	353.6	(148.8)	(284.0)

	$—	$—	$—

Interest rate risk [member] | Forward Interest Rate Contracts [Member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2021

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward interest rate contracts	US$	328.0	January 2022	$128.2

Cash flow hedges [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments
The effect for the years ended December 31, 2020, 2021 and 2022 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Forward exchange contracts (capital expenditures)	$24.1	$(41.4)	$—

Forward interest rate contracts (issuance of debts)	$—	$132.5	$1,379.1

Hedged Items
Forecast transaction (capital expenditures)	$(24.1)	$41.4	$—

Forecast transaction (issuance of debts)	$—	$(132.5)	$(1,379.1)